Financial instruments with preferred rights - Summary of Movements of Financial Instruments with Preferred Rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments with preferred rights
Beginning Balance	¥ 2,106,334	¥ 1,320,712
Repurchase of Series A-1, A-2, B preferred shares		(48,105)
Issuance of Series C-2 preferred shares		105,325
Issuance of Series D preferred shares		351,243
Issuance of series D-2 preferred shares	70,026
Changes in fair value recognized in profit or loss	2,823,370	333,401
Changes in fair value due to own credit risk recognized in OCI	72	17,299
Conversion into ordinary shares	(4,999,811)
Other loss	¥ 9	26,542
Exchange differences		(83)
Ending balance		¥ 2,106,334